Equity	3 Months Ended
Sep. 30, 2022
Disclosure Of Classes Of Share Capital [Abstract]
Equity

8. Equity

a. Contributed equity

(i) Share capital

	As of September 30,
	2022	2021	2022	2021
	Shares No.		(U.S. dollars, in thousands)
Contributed equity
(i) Share capital
Ordinary shares	737,121,218	648,696,070	1,207,734	1,163,492
Less: Treasury Shares	(542,903)	(606,236)	—	—
Total Contributed Equity	736,578,315	648,089,834	1,207,734	1,163,492

(ii) Movements in ordinary share capital

	As of September 30,		As of September 30,
	2022	2021	2022	2021
	Shares No.		(U.S. dollars, in thousands)
Opening balance	650,454,551	648,696,070	1,165,309	1,163,153
Issues of ordinary shares during the period
Exercise of share options(1)	—	—	—	147
Placement of shares under a share placement agreement(2)	86,666,667	—	45,065	—
Transaction costs arising on share issue	—	—	(2,640)	28
Total contributions of equity during the period	86,666,667	—	42,425	175
Share options reserve transferred to equity on exercise of options	—	—	—	164
Ending balance	737,121,218	648,696,070	1,207,734	1,163,492

(1)

Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. From July 1, 2020, unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee. Prior to July 1, 2020, the shares issued and share capital received on the exercise of options were recorded in ordinary share capital.

(2)

During the three months ended September 30, 2022, 86,666,667 shares were issued in an equity purchase of Mesoblast Limited at A$0.75 per share to existing and new institutional investors, representing a 5.0% discount to the thirty trading-day volume weighted average price.

(iii) Movements of shares in share trust

	As of September 30		As of September 30
	2022	2021	2022	2021
	Shares No.		(U.S. dollars, in thousands)
Opening balance	542,903	771,983	—	—
Movement of shares in share trust
Exercise of share options(1)	—	(165,747)	—	—
Ending balance	542,903	606,236	—	—

(1)

Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. From July 1, 2020, unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee. Prior to July 1, 2020, the shares issued and share capital received on the exercise of options were recorded in ordinary share capital.

b.	Warrant reserve

(in U.S. dollars, in thousands)	As of September 30,	As of June 30,
Warrant reserve	2022	2022
Opening balance	12,969	12,969
Movement during the period	—	—
Closing Balance	12,969	12,969

In March 2021, the Group completed a A$138.0 million ($110.0 million) private placement of 60,109,290 new fully-paid ordinary shares at a price of A$2.30. As part of this placement, the Group also issued one warrant for every four ordinary shares issued in the placement, which resulted in a further 15,027,327 warrants issued. Each warrant has an exercise price of A$2.88 per share and a 7 year term. The Group has a right to compel exercise of the warrants at any time, subject to the price of the Group’s ordinary shares trading at least A$4.32 for 45 consecutive days on the ASX. The warrants do not confer any rights to dividends or a right to participate in a new issue without exercising the warrant.

The terms of the warrants include certain anti-dilution clauses, which adjust the exercise price or conversion ratio in the event of a rights issue or bonus issue. Management analyzed these clauses and determined the fixed-for-fixed requirement was still satisfied because the relative rights of shareholders and warrant holders were maintained. Therefore the warrants were classified as equity. The warrants were initially measured in equity at fair value, which was determined using a Monte Carlo simulation (refer to Note 7(b)(iv) in the Form 20-F for more details), with the residual consideration being attributed to the ordinary shares issued in the same transaction. The warrants are not remeasured for subsequent changes in fair value.